INCOME TAXES	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

24.  INCOME TAXES

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial statutory tax rate to the income tax expense for the year ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Loss before tax	($26,454)	($195,915)
Combined statutory tax rate	27%	27%
Income tax recovery computed at statutory tax rate	(7,143)	(52,897)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	(2,060)	6,152
Impact of foreign exchange on deferred income tax assets and liabilities	63,844	(60,889)
Change in unrecognized deferred income tax asset	12,469	44,230
7.5% mining royalty in Mexico and Nevada net proceeds tax	13,539	2,100
Other non-deductible expenses	9,660	13,994
Impact of inflationary adjustments	(14,228)	(12,714)
Change in tax provision estimates	(3,740)	448
Value of losses forgone due to tax settlement	311	-
Tax settlement	205	-
Other	2,574	(1,227)
Income tax expense (recovery)	$75,431	($60,803)

Statements of Earnings Presentation
Current income tax expense	$31,997	$14,005
Deferred income tax recovery	43,434	(74,808)
Income tax expense (recovery)	$75,431	($60,803)
Effective tax rate	(285%)	31%

The Company's statutory tax rate increased effective January 1, 2018 to 27.00%.

For the year ended December 31, 2024, the effective income tax rate on income from operations was (285%) (2023 - 31%).  The significant items impacting the effective income tax rate on losses from operations include foreign exchange effects, inflationary adjustment impacts, Mexico specific mining tax, the tax impact of the deferred tax assets not recognized, and non-deductible expenses. The tax provision on earnings is computed after taking account of intercompany transactions such as interest on loans, sales, and other charges and credits among subsidiaries resulting from their capital structure as well as from the various jurisdictions in which operations and assets are owned.  For these reasons, the effective tax rate differs from the combined corporate statutory rate in Canada.  The Company's effective tax rate and its cash tax cost depend on the laws of numerous countries and the provisions of multiple income tax conventions between various countries in which the Company operates.

As at December 31, 2024 and 2023, the Company has the following income tax payable balances:

	Year Ended December 31,
	2024	2023
Current income tax payable	$22,792	$5,222
Non-current income tax payable	19,685	23,612
	$42,477	$28,834

During the years ended December 31, 2024 and 2023, the movement in deferred tax assets and deferred tax liabilities is shown as follows:

Deferred tax assets	Losses	Provisions	Deferred tax asset not recognized	Other	Total
At December 31, 2022	$147,630	$42,677	($70,716)	$15,994	$135,585
Benefit (expense) to statement of earnings	54,978	(784)	(59,897)	5,824	121
Translation and other	-	314	-	-	314
At December 31, 2023	$202,608	$42,207	($130,613)	$21,818	$136,020
Benefit (expense) to statement of earnings	35,406	2,043	(28,715)	(2,960)	5,774
At December 31, 2024	$238,014	$44,250	($159,328)	$18,858	$141,794

Deferred tax liabilities		Property, plant and equipment and mining interests	Effect of Mexican tax deconsolidation	Other	Total
At December 31, 2022		$178,991	$-	$22,000	$200,991
Benefit to statement of earnings		(49,050)	-	(25,637)	(74,687)
At December 31, 2023		$129,941	$-	($3,637)	$126,304
Benefit to statement of earnings		58,576	-	(9,367)	49,209
At December 31, 2024		$188,517	$-	($13,004)	$175,513

Statements of Financial Position Presentation
Deferred tax assets					$88,732
Deferred tax liabilities					79,017
At December 31, 2023					($9,715)
Deferred tax assets					$46,375
Deferred tax liabilities					80,094
At December 31, 2024					$33,719

At December 31, 2024, the Company recognized $46.4 million (2023 - $88.7 million) of net deferred tax assets in entities that have had a loss for tax purposes in either 2024 or 2023, or both. In evaluating whether it is probable that sufficient taxable income will be generated to realize the benefit of these deferred tax assets, the Company considered all available evidence, including approved budgets, forecasts and business plans and, in certain cases, tax planning opportunities.

The aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized, as at December 31, 2024 was $303.3 million (2023 -  $263.9  million).

Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	Year Ended December 31,
	2024	2023
Non-capital losses	$460,193	$347,291
Capital losses	32,971	33,005
Accrued expenses	849	628
Mineral properties, plant and equipment	39,145	46,188
Other	49,007	53,592
	$582,165	$480,704

As at December 31, 2024 and 2023, the Company has available Canadian, US and Mexican non-capital tax losses, which if not utilized will expire as follows:

Year of expiry	Canadian non-capital losses	US non-capital losses	Mexican non-capital losses	December 31, 2024	December 31, 2023
2025	-	-	19,991	19,991	33,213
2026	-	-	2,759	2,759	21,168
2027	-	-	8,086	8,086	3,211
2028	-	-	45,953	45,953	8,587
2029	-	-	84,046	84,046	48,690
2030	-	-	73,514	73,514	89,522
2031	-	-	56,090	56,090	55,906
2032	-	-	7,768	7,768	62,244
2033	-	-	81,247	81,247	8,904
2034 and after	51,206	26,492	90,383	168,081	132,085
No expiry	-	285,569	-	285,569	261,576
Total	$51,206	$312,061	$469,837	$833,104	$725,106
Unrecognized losses	$51,206	$26,492	$343,501	$421,199	$175,705